UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [   ]; Amendment Number: ___________
  This Amendment (Check only one.):         [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Sage Asset Management, LLc
Address:          153 E. 53rd St.
                  New York, NY 10022


Form 13F File Number:

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 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
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Person Signing this Report on Behalf of Reporting Manager:

Name:             Barry G. Haimes
                  ---------------
Title:            Co-Portfolio Manager
                  -------------------------
Phone:            (212) 521-0908
                  --------------

Signature, Place, and Date of Signing:

  /S/ BARRY G. HAIMES         New York, NY                     March 31, 2001
  -------------------         -----------------                ------------
      Signature               City, State                           Date

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      CONFIDENTIAL POSITIONS HAVE BEEN OMITTED HEREFROM AND ARE BEING FILED
             SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION
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Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                   	0
                                                     ---------------------------

Form 13F Information Table Entry Total:              	51
                                                     ---------------------------

Form 13F Information Table Value Total:              $	830,979
                                                     ---------------------------
							(thousands)

List of Other Included Managers:    NONE

The following investment managers that are required to file a report pursuant to
Section 13(f) of the Securities Exchange Act of 1934 exercise investment discretion with respect to certain securities held in accounts managed by Soros Fund Management LLC and such managers will report such positions on their reports:



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
                                                          FORM 13F INFORMATION TABLE                                03/31/2001
------------------------------------------------------------------------------------------------------------------------------
                                                        FAIR     SHARES/
                                             CUSIP      VALUE   PRINCIPAL  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
 NAME OF ISSUER             TITLE OF CLASS   NUMBER   X($1,000)  AMOUNT    PRN CALL DISCRETION  MANAGERS    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------
 ALUMINUM CO OF AMERICA     COMMON STOCK    013817101   11324     315000   SH          SOLE                315000     0       0
 ACE LTD-ORD                COMMON STOCK    G0070K103   15053     409500   SH          SOLE                409500     0       0
 AMERICAN SUPERCONDUCTOR CO COMMON STOCK    030111108    4257     265000   SH          SOLE                265000     0       0
 ATMI INC                   COMMON STOCK    00207R101    9735     526200   SH          SOLE                526200     0       0
 BEST BUY                   OPTIONS-PUTS    086516101   35960    1000000   SH  PUT     SOLE               1000000     0       0
 BROADCOM CORP              OPTIONS-CALLS   111320107   11560     400000   SH  CALL    SOLE                400000     0       0
 CATERPILLAR INC            COMMON STOCK    149123101   16305     367400   SH          SOLE                367400     0       0
 CENDANT CORP               COMMON STOCK    151313103   27648    1895000   SH          SOLE               1895000     0       0
 CONSTELLATION ENERGY GROUP COMMON STOCK    210371100   19188     435100   SH          SOLE                435100     0       0
 CONSECO INC                COMMON STOCK    208464107   26797    1664400   SH          SOLE               1664400     0       0
 CALPINE CORP               OPTIONS-PUTS    131347106   38549     700000   SH  PUT     SOLE                700000     0       0
 COMPUTER SCIENCES CORP     COMMON STOCK    205363104    7767     240100   SH          SOLE                240100     0       0
 CISCO SYSTEMS INC.         COMMON STOCK    17275R102   13283     840000   SH          SOLE                840000     0       0
 DOUBLECLICK INC            COMMON STOCK    258609304    7670     663360   SH          SOLE                663360     0       0
 DUPONT PHOTOMASKS INC      COMMON STOCK    26613X101    9434     215000   SH          SOLE                215000     0       0
 ENRON CORP                 OPTIONS-CALLS   293561106   24983     430000   SH  CALL    SOLE                430000     0       0
 ENRON CORP                 COMMON STOCK    293561106   43880     755246   SH          SOLE                755246     0       0
 EXELON CORP                COMMON STOCK    30161N101    8544     130250   SH          SOLE                130250     0       0
 FUELCELL ENERGY INC        COMMON STOCK    35952H106   14115     279500   SH          SOLE                279500     0       0
 SPRINT CORP                COMMON STOCK    852061100   15063     685000   SH          SOLE                685000     0       0
 FEDERAL HOME LOAN MORTGAGE COMMON STOCK    313400301   34723     535600   SH          SOLE                535600     0       0
 GAP INC                    COMMON STOCK    364760108   16130     680000   SH          SOLE                680000     0       0
 GREENPOINT FINANCIAL CORP  COMMON STOCK    395384100   12685     389100   SH          SOLE                389100     0       0
 GRANT PRIDECO INC          COMMON STOCK    38821G101   20640    1200000   SH          SOLE               1200000     0       0
 GLOBESPAN SEMICONDUCTOR IN COMMON STOCK    379571102    7875     360000   SH          SOLE                360000     0       0
 IBP INC                    COMMON STOCK    449223106   12300     750000   SH          SOLE                750000     0       0
 IGEN INC                   COMMON STOCK    449536101    6249     330000   SH          SOLE                330000     0       0
 INVITROGEN CORP            COMMON STOCK    46185R100   22708     414000   SH          SOLE                414000     0       0
 JUNIPER NETWORKS           OPTIONS-CALLS   48203R104   13286     350000   SH  CALL    SOLE                350000     0       0
 JUNIPER NETWORKS           COMMON STOCK    48203R104    3796     100000   SH          SOLE                100000     0       0
 AT&T CORP LIBERTY MEDIA GR COMMON STOCK    001957208   29540    2110000   SH          SOLE               2110000     0       0
 MINNESOTA MNG & MFG CO     COMMON STOCK    604059105   25456     245000   SH          SOLE                245000     0       0
 MITCHELL ENERGY & DEV CORP COMMON STOCK    606592202   12117     230800   SH          SOLE                230800     0       0
 MINERALS TECHNOLOGIES INC  COMMON STOCK    603158106    1258      36000   SH          SOLE                 36000     0       0
 MAXTOR CORP                COMMON STOCK    577729205    7700    1100000   SH          SOLE               1100000     0       0
 NEWMONT MINING CORP        COMMON STOCK    651639106   15983     991500   SH          SOLE                991500     0       0
 NEWFIELD EXPLORATION CO    COMMON STOCK    651290108   14358     411400   SH          SOLE                411400     0       0
 NATIONAL-OILWELL INC       COMMON STOCK    637071101   35174    1015700   SH          SOLE               1015700     0       0
 NEXTEL COMMUNICATIONS INC- COMMON STOCK    65332V103   24228    1685400   SH          SOLE               1685400     0       0
 OXFORD HEALTH PLANS INC    COMMON STOCK    691471106   12613     471500   SH          SOLE                471500     0       0
 PARKER HANNIFIN CORP       COMMON STOCK    701094104   10526     265000   SH          SOLE                265000     0       0
 PARTNERRE LTD              COMMON STOCK    G6852T105   24027     487650   SH          SOLE                487650     0       0
 EVEREST REINSURANCE HOLDIN COMMON STOCK    G3223R108   20019     300950   SH          SOLE                300950     0       0
 SPX CORP                   COMMON STOCK    784635104   12253     135000   SH          SOLE                135000     0       0
 THERMO ELECTRON CORP       COMMON STOCK    883556102    8228     366000   SH          SOLE                366000     0       0
 TUPPERWARE CORP            COMMON STOCK    899896104    8134     340900   SH          SOLE                340900     0       0
 TEXAS INDUSTRIES INC       COMMON STOCK    882491103   10079     347200   SH          SOLE                347200     0       0
 UNITED DOMINION INDUSTR    COMMON STOCK    909914103   10849     516600   SH          SOLE                516600     0       0
 UNITED PAN-EUROPEAN COM    COMMON STOCK    911300200   16660    2587900   SH          SOLE               2587900     0       0
 UNITED RENTALS INC.        COMMON STOCK    911363109   12154     744300   SH          SOLE                744300     0       0
 WILLBROS GROUP INC         COMMON STOCK    969199108    8116     708800   SH          SOLE                708800     0       0

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